EQUITY (Schedule of Amounts Outstanding Under Employee Share Incentive Plan) (Details)	12 Months Ended
	Dec. 31, 2022 Share ₪ / shares	Dec. 31, 2021 Share ₪ / shares	Dec. 31, 2020 Share ₪ / shares
Number of options
Outstanding at beginning of year	40,956,214
Outstanding at end of year	89,871,858	40,956,214
Employees and Directors [Member]
Number of options
Outstanding at beginning of year	40,956,214	35,981,579	19,358,913
Granted	53,696,305	6,588,200	18,689,300
Forfeited and expired	(4,618,062)	(1,438,642)	(1,776,037)
Exercised	(162,599)	(174,923)	(290,597)
Outstanding at end of year	89,871,858	40,956,214	35,981,579
Exercisable at end of year	26,663,961	18,663,353	11,535,679
Weighted average exercise price (in NIS)
Outstanding at beginning of year | ₪ / shares	₪ 0.7	₪ 1.5	₪ 2.6
Granted | ₪ / shares	0.3	0.4	0.5
Forfeited and expired | ₪ / shares	0.8	3	2.2
Exercised | ₪ / shares	0.1	0.1	0.1
Outstanding at end of year | ₪ / shares	0.4	0.7	1.5
Exercisable at end of year | ₪ / shares	₪ 0.8	₪ 1.7	₪ 3.2